Financial Instruments - Financial derivatives - Hedging derivative financial instruments (Details) € in Thousands, $ in Millions		12 Months Ended
	Oct. 05, 2021 EUR (€) item	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 28, 2022 EUR (€)	Jun. 28, 2022 USD ($)	Oct. 05, 2021 USD ($)
Financial instruments
Number of cross currency interest-rate swap | item	3
Loans received		€ 4,323,792	€ 4,041,522
Net finance cost		(574,458)	(442,941)	€ (277,799)
Opening balance		34,923	4,431
Business combination			(1,255)
Changes in fair value recognized in equity		1,914	(4,757)
Transfer to profit or loss		5,775	12,552
Transfer to profit or loss - translation differences		(23,037)	32,954
Tax effect		(84)	6,170
Collections / Payments		(4,948)	(15,172)
Closing balance		14,543	34,923	€ 4,431
Derivatives Instrument
Financial instruments
Net finance cost		€ (876)	€ (4,586)
Currency swap contract
Financial instruments
Nominal value | $							$ 500
Currency swap contract | Euros | Cash flow hedges
Financial instruments
Loans received	€ 431,600				€ 194,000
Interest rate	3.78%				3.1046%	3.1046%	3.78%
Currency swap contract | US Dollar | Cash flow hedges
Financial instruments
Nominal value | $						$ 205
Interest rate					4.75%	4.75%
Loans given | $						$ 205	$ 500
Nominal interest rate for loans given	4.75%